Tema Oncology ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Biotechnology - 68.2% (a)
AbbVie, Inc.	22,700	$ 4,942,244
Adlai Nortye Ltd. - ADR (b)	44,354	529,587
Amgen, Inc.	11,019	3,711,089
AnaptysBio, Inc. (b)	31,270	1,740,801
Arcus Biosciences, Inc. (b)	83,140	2,106,768
ArriVent Biopharma, Inc. (b)	42,744	1,293,861
BeOne Medicines Ltd. - ADR (b)	11,505	3,312,520
BridgeBio Oncology Therapeutics, Inc. (b)	93,339	837,251
BridgeBio Pharma, Inc. (b)	73,191	4,849,636
Celcuity, Inc. (b)	48,233	6,409,201
CG Oncology, Inc. (b)	68,702	4,279,448
Cogent Biosciences, Inc. (b)	206,419	7,216,408
Corvus Pharmaceuticals, Inc. (b)	108,477	1,346,200
Cullinan Therapeutics, Inc. (b)	62,826	1,032,859
CytomX Therapeutics, Inc. (b)	228,987	824,353
Erasca, Inc. (b)	147,828	1,898,111
Exelixis, Inc. (b)	96,885	4,890,755
First Tracks Biotherapeutics, Inc. (b)	58,419	932,367
Genmab AS - ADR (b)	158,861	4,182,810
Gilead Sciences, Inc.	14,692	1,975,045
Halozyme Therapeutics, Inc. (b)	32,598	2,169,071
Ideaya Biosciences, Inc. (b)	135,847	4,003,411
Immatics NV (b)	171,499	1,973,953
Immunocore Holdings PLC - ADR (b)	30,849	891,228
Immunome, Inc. (b)	315,648	6,890,596
Inhibrx Biosciences, Inc. (b)	10,170	1,057,782
Iovance Biotherapeutics, Inc. (b)	280,048	1,148,197
Janux Therapeutics, Inc. (b)	51,522	751,706
Legend Biotech Corp. - ADR (b)	225,297	6,119,066
Natera, Inc. (b)	4,238	946,642
Nuvalent, Inc. - Class A (b)	53,763	5,934,897
Olema Pharmaceuticals, Inc. (b)	79,759	1,052,021
ORIC Pharmaceuticals, Inc. (b)	57,977	489,906
Regeneron Pharmaceuticals, Inc.	2,138	1,314,400
Relay Therapeutics, Inc. (b)	161,076	2,263,118
Revolution Medicines, Inc. (b)	79,402	12,504,227
SELLAS Life Sciences Group, Inc. (b)	40,702	378,936
Summit Therapeutics, Inc. (b)	121,097	2,124,041
Syndax Pharmaceuticals, Inc. (b)	72,212	1,414,633
Tyra Biosciences, Inc. (b)	29,519	986,230
UroGen Pharma Ltd. (b)	58,518	1,646,111
Zai Lab Ltd. - ADR (b)	173,689	3,072,558
Zymeworks, Inc. (b)	105,615	2,654,105
		120,098,149

Health Care Providers & Services - 0.8%
Guardant Health, Inc. (b)	10,986	1,424,774

Pharmaceuticals - 29.9% (a)
Arvinas, Inc. (b)	84,124	755,434
AstraZeneca PLC	33,501	6,226,848
Bristol-Myers Squibb Co.	101,680	5,814,062

Chugai Pharmaceutical Co. Ltd.	23,697		1,174,249
Eli Lilly & Co.	7,684		8,490,820
Enliven Therapeutics, Inc. (b)	58,197		2,302,855
HUTCHMED China Ltd. - ADR (b)	67,823		776,573
Johnson & Johnson	19,900		4,484,067
Merck & Co., Inc.	52,978		6,289,548
Novartis AG	47,020		7,097,427
Nuvation Bio, Inc. (b)	395,313		1,889,596
Roche Holding AG - ADR	141,653		7,422,617
			52,724,096
TOTAL COMMON STOCKS (Cost $140,009,481)			174,247,019

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (c)	1,920,309		1,920,309
TOTAL MONEY MARKET FUNDS (Cost $1,920,309)			1,920,309

TOTAL INVESTMENTS - 100.0% (Cost $141,929,790)			176,167,328
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00018)	(32,255)
TOTAL NET ASSETS - 100.0%			$ 176,135,073

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema Oncology ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 174,247,019	$ –	$ –	$ 174,247,019
Money Market Funds	1,920,309	–	–	1,920,309
Total Investments	$ 176,167,328	$ –	$ –	$ 176,167,328

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 142,819,478	81.2%
Switzerland	14,520,044	8.2
United Kingdom	7,118,076	4.0
Denmark	4,182,810	2.4
China	3,072,558	1.7
Germany	1,973,953	1.1
Japan	1,174,249	0.7
Hong Kong	776,573	0.4
Cayman Islands	529,587	0.3
Liabilities in Excess of Other Assets	(32,255)	–(a)
	$ 176,135,073	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of May 31, 2026
(% of Net Assets)

Health Care	$ 174,247,019	98.9%
Money Market Funds	1,920,309	1.1
Liabilities in Excess of Other Assets	(32,255)	0.0(a)
	$ 176,135,073	100.0%

(a)	Represents less than 0.05% of net assets.